Statements of Operations (USD $)	9 Months Ended
Dec. 31, 2013
Income Statement [Abstract]
ADVERTISING REVENUE	$ 470
COST OF GOODS SOLD
GROSS PROFIT	470
OPERATING EXPENSES:
Depreciation	228
Independent contractor expense	33,863
Legal expenses	4,675
Payroll and related expense	28,503
Preferred stock issued for services	24,998
Common stock issued for services	195,412
Options issued for services	612,387
Other general and administrative expenses	19,528
Total Operating Expense	919,593
(LOSS) FROM OPERATIONS	(919,123)
INCOME (LOSS) BEFORE INCOME TAXES	(919,123)
PROVISION FOR INCOME TAXES
NET (LOSS)	$ (919,123)